Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets, Net [Abstract]
Schedule of intangible assets stated at cost less accumulated amortization
	As of December 31,
	2021	2020
Copyrights of course videos	$5,326,829	$5,205,025
Less: accumulated amortization	1,731,852	911,212
Intangible assets, net	$3,594,977	$4,293,813

Schedule of future amortization of intangible asset
2022	799,316
2023	799,316
2024	799,316
2025	799,316
2026	397,713
Total	$3,594,977